Shareholders' Equity (Details) (2009 Plan, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Awards
Shares granted for equity compensation plan	93,058	50,850	44,450
Shares available for issuance under the Award Plan	1,781,112
Number of Shares
Unvested shares at the beginning of the period	64,270	44,320	20,080
Granted (in shares)	93,058	50,850	44,450
Vested (in shares)	(81,224)	(30,900)	(20,210)
Unvested shares at the end of the period	76,104	64,270	44,320
Weighted Average Grant Date Fair Value
Unvested shares at the beginning of the period (in dollars per share)	$ 23.92	$ 25.21	$ 22.14
Granted (in dollars per share)	$ 23.72	$ 23.16	$ 26.92
Vested (in dollars per share)	$ 23.77	$ 24.52	$ 25.92
Unvested shares at the end of the period (in dollars per share)	$ 23.84	$ 23.92	$ 25.21
Vesting schedule of unvested shares
2013 (in shares)	27,863
2014 (in shares)	23,264
2015 (in shares)	16,373
2016 (in shares)	8,604
Share Awards, additional disclosures
Estimated future compensation expense for the unvested shares	$ 1,824
Closing share price of the entity's common shares (in dollars per share)	$ 23.97
Weighted average period of recognition of compensation expenses	22 months
Compensation expense	1,598	1,646	742
Officers and employees | RMR
Share Awards
Shares granted for equity compensation plan	43,917	40,850	36,950
Aggregate market value of shares granted under the Award Plan	1,043	922	985
Award vesting period	5 years
Number of Shares
Granted (in shares)	43,917	40,850	36,950
Trustees
Share Awards
Shares granted for equity compensation plan	2,000	2,000	1,500
Aggregate market value of shares granted under the Award Plan	224	256	208
Market value of common shares awarded to each trustee (in dollars)	$ 45	$ 51	$ 42
Number of Shares
Granted (in shares)	2,000	2,000	1,500